Average Annual Total Returns - R2 R5 R6 Shares - JPMorgan Unconstrained Debt Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R2 Return After Taxes on Distributions Past 1 Year	Class R2 Return After Taxes on Distributions Past 5 Years	Class R2 Return After Taxes on Distributions Past 10 Years	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	BLOOMBERG BARCLAYS U.S. UNIVERSAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. UNIVERSAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. UNIVERSAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	6.00%	3.69%	2.92%	4.75%	2.56%	1.76%	3.52%	2.33%	1.73%	6.63%	4.39%	3.64%	6.75%	4.46%	3.68%	7.51%	4.44%	3.84%	0.67%	1.20%	0.63%